Shareholders' equity (changes in shareholders' equity) (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011		Sep. 30, 2010
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			$ 226,198
Balance, beginning of period (in shares)			51,338
Net income	36,735	50,800	104,764		117,799
Cash dividends			(38,395)
Common shares issued			7,876
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)	4,300		4,300
Tax impact of share-based awards			240
Common shares repurchased			(23,620)
Common shares repurchased (in shares)			940
Other common shares retired			(1,638)
Fair value of share-based compensation			4,118
Amortization of postretirement prior service credit, net of tax			(1,746)
Amortization of postretirement net actuarial losses, net of tax			2,525
Amortization of loss on derivatives, net of tax			1,313	[1]
Net unrealized gain on marketable securities, net of tax			131
Currency translation adjustment			(2,695)
Balance, end of period	283,371		283,371
Balance, end of period (in shares)	50,817		50,817
Common Shares [Member]
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			51,338
Balance, beginning of period (in shares)			51,338
Net income			0
Cash dividends			0
Common shares issued			482
Common shares issued (in shares)			482
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)	0		0
Tax impact of share-based awards			0
Common shares repurchased			(940)
Common shares repurchased (in shares)			(940)
Other common shares retired			(63)
Other common shares retired (in shares)			(63)
Fair value of share-based compensation			0
Amortization of postretirement prior service credit, net of tax			0
Amortization of postretirement net actuarial losses, net of tax			0
Amortization of loss on derivatives, net of tax			0	[1]
Net unrealized gain on marketable securities, net of tax			0
Currency translation adjustment			0
Balance, end of period	50,817		50,817
Balance, end of period (in shares)	50,817		50,817
Additional Paid-in Capital [Member]
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			62,915
Net income			0
Cash dividends			0
Common shares issued			7,394
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)	4,300		4,300
Tax impact of share-based awards			240
Common shares repurchased			(22,680)
Other common shares retired			(1,575)
Fair value of share-based compensation			4,118
Amortization of postretirement prior service credit, net of tax			0
Amortization of postretirement net actuarial losses, net of tax			0
Amortization of loss on derivatives, net of tax			0	[1]
Net unrealized gain on marketable securities, net of tax			0
Currency translation adjustment			0
Balance, end of period	54,712		54,712
Retained Earnings [Member]
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			161,957
Net income			104,764
Cash dividends			(38,395)
Common shares issued			0
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)	0		0
Tax impact of share-based awards			0
Other common shares retired			0
Fair value of share-based compensation			0
Amortization of postretirement prior service credit, net of tax			0
Amortization of postretirement net actuarial losses, net of tax			0
Amortization of loss on derivatives, net of tax			0	[1]
Net unrealized gain on marketable securities, net of tax			0
Currency translation adjustment			0
Balance, end of period	228,326		228,326
Accumulated Other Comprehensive Loss [Member]
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			(50,012)
Net income			0
Cash dividends			0
Common shares issued			0
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)	0		0
Tax impact of share-based awards			0
Other common shares retired			0
Fair value of share-based compensation			0
Amortization of postretirement prior service credit, net of tax			(1,746)
Amortization of postretirement net actuarial losses, net of tax			2,525
Amortization of loss on derivatives, net of tax			1,313	[1]
Net unrealized gain on marketable securities, net of tax			131
Currency translation adjustment			(2,695)
Balance, end of period	$ (50,484)		$ (50,484)

[1]	Relates to interest rate locks executed in 2004 and 2002. See "Note 6: Derivative financial instruments" in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.